Revenues	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Revenues
18.	Revenues

(a)   Vessel Revenues:

The following table includes the vessel revenues earned by the Company by type of contract (time charters and pool agreements) in each of the six months ended June 30, 2024, and 2025, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Time charter revenues	$36,669,776	$20,213,839
Pool revenues	—	1,268,428
Total Vessel revenues	$36,669,776	$21,482,267

The Company generates its revenues from time charters and pool arrangements.

From time to time, the Company’s dry bulk vessels are fixed on period charter contracts with the rate of daily hire linked to the average of the time charter routes comprising the respective indices for dry bulk vessels of the Baltic Exchange. Such contracts also carry an option for the Company to convert the index-linked rate to a fixed rate for a minimum period of three months and up to the maximum remaining duration of the charter contract, according to the average of the forward freight agreement curve of the respective Baltic index for the desired period, at the time of conversion. The index-linked contracts with conversion clause provide flexibility and allow the Company to either enjoy exposure in the spot market, when the rate is floating, or to secure foreseeable cash flow when the rate has been converted to fixed over a certain period.

The Company employs certain of its vessels in pools. The main objective of pools is to enter into arrangements for the employment and operation of the pool vessels, so as to secure for the pool participants the highest commercially available earnings per vessel on the basis of pooling the revenue and expenses of the pool vessels and dividing it between the pool participants based on the terms of the pool agreement. The Company typically enters into pool arrangements for a minimum period of six months, subject to certain rights of suspension and/or early termination.

(b)   Revenue from services

The following table represents a disaggregation of revenue from contracts with customers by type of service:

Six months ended June 30, 2025
Ship Management	$7,718,334
Management Services	4,044,698
Transaction Services	3,351,292
Other Revenue	1,689,221
Total	$16,803,545

The following table represents a geographical disaggregation of revenue from services:

Six months ended June 30, 2025
Germany	$12,574,925
The Netherlands	1,056,963
China (Hong Kong)	2,046,150
Singapore	497,223
Panama	35,798
Colombia	592,486
Total revenue from services	$16,803,545